Securities, at Fair Value - Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Interest income	$ 56,690	$ 90,094	$ 327,201
Agency MBS
Debt Securities, Available-for-sale [Line Items]
Coupon interest	0	14,038	82,446
Effective yield adjustment	0	(5,186)	(26,545)
Interest income	0	8,852	55,901
Legacy Non-Agency MBS
Debt Securities, Available-for-sale [Line Items]
Coupon interest	14	18,263	87,024
Effective yield adjustment	670	10,565	59,622
Interest income	684	28,828	146,646
Accretion income	670		14,500
RPL/NPL MBS
Debt Securities, Available-for-sale [Line Items]
Coupon interest	373	8,376	53,086
Effective yield adjustment	8,136	560	338
Interest income	8,509	8,936	53,424
Accretion income	8,100		329
CRT securities
Debt Securities, Available-for-sale [Line Items]
Coupon interest	3,690	7,010	20,532
Effective yield adjustment	4,459	511	(1,949)
Interest income	8,149	7,521	18,583
MSR related assets
Debt Securities, Available-for-sale [Line Items]
Coupon interest	7,462	25,970	52,644
Effective yield adjustment	31,886	9,987	3
Interest income	39,348	$ 35,957	$ 52,647
Accretion income	$ 20,500